Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other liabilities
Schedule of other liabilities

Skr mn	Dec 31, 2024	Dec 31, 2023
Liability against the State for CIRR-loans and concessionary loans	3,673	3,641
Cash payables, debt purchases	207	176
Other	610	455
Total	4,490	4,272